Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:

http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series(1)	Principal Amount	Translation Rate	Equivalent	Maturity Date(2)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
Total			$12,393,885,000
(1)  Series CB11 and CB12 were issued after the Calculation Date in the C$ equivalent amount of $3,896,750,000 and accordingly have not been included in the Asset Coverage Test or other statistical information in this report.

OSFI Covered Bond Limit			$31,546,096,800

Weighted average maturity of Outstanding Covered Bonds (months)				40.47
Weighted average remaining term of Loans in Cover Pool (months)				28.50

Series Ratings		Moody's	S&P	DBRS	Fitch
CB2		Aaa	AAA	AAA	AAA
CB3		Aaa	AAA	AAA	AAA
CB4		Aaa	AAA	AAA	AAA
CB5		Aaa	AAA	AAA	AAA
CB6		Aaa	AAA	AAA	AAA
CB7		Aaa	AAA	AAA	AAA
CB8		Aaa	AAA	AAA	AAA
CB9		Aaa	AAA	AAA	AAA
CB10		Aaa	AAA	AAA	AAA
CB11		Aaa	AAA	AAA	AAA
CB12		Aaa	AAA	AAA	AAA

(2) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A3	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	S&P	DBRS	Fitch
Senior Debt	P-1	A-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	S&P	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	A-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	A-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB- (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	A+ (long)	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	BBB- (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager/ Servicer are required to be deposited directly into the Transaction Account	P-1	A-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	A-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	A-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	A-1+	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	S&P	DBRS	Fitch
(a) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occuring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB+ (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	S&P	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	N/A	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$12,393,885,000

A = lesser of (i) LTV Adjusted True Balance, and	$16,850,992,962	A (i)	$18,497,212,835
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$16,850,992,962
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$343,411,260
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$16,507,581,702

Valuation Calculation

Trading Value of Covered Bonds	$12,842,391,687

A = lesser of (i) Present Value of outstanding loan balance of	$18,492,853,769	A (i)	$18,492,853,769
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$34,927,408,741
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$18,492,853,769

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$13,734,145,571
Demand Loan	$4,718,091,991
Total	$18,452,237,562

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
July 31, 2013	$0	0.00%

Cover Pool Flow of Funds

	31-Jul-2013		28-Jun-2013
Cash Inflows
Principal Receipts	$418,422,521		$367,879,189
Proceeds for sale of Loans	$0		$0
Revenue Receipts	$53,528,668		$47,267,541
Swap receipts	$49,441,413	(1)	$47,211,865	(2)
Cash Outflows
Swap payment	($53,528,668)	(1)	($47,267,541)	(2)
Intercompany Loan interest	($49,342,531)	(1)	($47,117,442)	(2)
Intercompany Loan principal	($418,422,521)	(1)	($367,879,189)	(2)
Intercompany Loan repayment	$0		$0
Net inflows/(outflows)	$98,883		$94,424

(1) Cash settlement to occur on August 19, 2013
(2) Cash settlement occurred on July 17, 2013

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$18,910,733,393
Current Month Ending Balance	$18,492,310,871
Number of Mortgages in Pool	127,057
Average Mortgage Size	$145,543
Number of Properties	111,245
Number of Borrowers	109,013

Weighted Average LTV - Authorized	69.99%
Weighted Average LTV - Drawn	61.48%
Weighted Average Mortgage Rate	3.17%
Weighted Average Seasoning (Months)	28.14
Weighted Average Original Term (Months)	56.64
Weighted Average Remaining Term (Months)	28.50

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	126,899	99.88	$18,466,270,621	99.86
30 to 59 days past due	91	0.07	$17,675,693	0.10
60 to 89 days past due	24	0.02	$2,411,518	0.01
90 or more days past due	43	0.03	$5,953,039	0.03
Total	127,057	100.00	$18,492,310,871	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	16,148	12.71	$2,597,748,016	14.05
British Columbia	24,870	19.57	$4,716,403,211	25.50
Manitoba	4,507	3.55	$455,006,115	2.46
New Brunswick	1,845	1.45	$148,855,036	0.80
Newfoundland	1,219	0.96	$123,101,111	0.67
Northwest Territories	84	0.07	$13,124,549	0.07
Nova Scotia	3,665	2.88	$336,300,220	1.82
Nunavut	3	0.00	$264,345	0.00
Ontario	50,231	39.53	$7,476,284,702	40.43
Prince Edward Island	427	0.34	$36,643,206	0.20
Quebec	20,271	15.95	$2,150,339,022	11.63
Saskatchewan	3,700	2.91	$425,611,712	2.30
Yukon	87	0.07	$12,629,627	0.07
Total	127,057	100.00	$18,492,310,871	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	6	0.00	$759,787	0.00
499 and below	94	0.07	$11,591,931	0.06
500 - 539	59	0.05	$7,146,745	0.04
540 - 559	78	0.06	$10,477,012	0.06
560 - 579	166	0.13	$24,386,134	0.13
580 - 599	338	0.27	$49,408,334	0.27
600 - 619	634	0.50	$93,720,122	0.51
620 - 639	1,603	1.26	$248,228,875	1.34
640 - 659	2,803	2.21	$445,081,089	2.41
660 - 679	4,261	3.35	$657,831,276	3.56
680 - 699	5,654	4.45	$874,764,714	4.73
700 - 719	7,267	5.72	$1,151,191,450	6.23
720 - 739	8,068	6.35	$1,234,897,685	6.68
740 - 759	8,767	6.90	$1,348,697,677	7.29
760 - 779	9,520	7.49	$1,450,239,882	7.84
780 - 799	10,516	8.28	$1,621,804,468	8.77
800 and above	67,223	52.91	$9,262,083,690	50.09
Total	127,057	100.00	$18,492,310,871	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	83,081	65.39	$11,200,204,419	60.57
Variable	43,976	34.61	$7,292,106,453	39.43
Total	127,057	100.00	$18,492,310,871	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	32,178	25.33	$4,767,099,582	25.78
Homeline Mortgage Segment	94,879	74.67	$13,725,211,290	74.22
Total	127,057	100.00	$18,492,310,871	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	10,981	8.64	$1,732,803,036	9.37
Owner Occupied	116,076	91.36	$16,759,507,836	90.63
Total	127,057	100.00	$18,492,310,871	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	22	0.02	$4,281,622	0.02
2.0000% - 2.4999%	20,716	16.30	$3,922,584,642	21.21
2.5000% - 2.9999%	34,228	26.94	$5,190,238,531	28.07
3.0000% - 3.4999%	19,911	15.67	$2,771,232,859	14.99
3.5000% - 3.9999%	33,948	26.72	$4,692,630,498	25.38
4.0000% - 4.4999%	12,623	9.93	$1,395,946,321	7.55
4.5000% - 4.9999%	1,375	1.08	$141,471,158	0.77
5.0000% - 5.4999%	1,574	1.24	$161,047,625	0.87
5.5000% - 5.9999%	1,871	1.47	$158,202,320	0.86
6.0000% - 6.4999%	758	0.60	$51,970,675	0.28
6.5000% - 6.9999%	23	0.02	$2,309,731	0.01
7.0000% and above	8	0.01	$394,890	0.00
Total	127,057	100.00	$18,492,310,871	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,402	16.06	$2,605,234,124	14.09
12.00 - 23.99	25,805	20.31	$3,794,297,540	20.52
24.00 - 35.99	49,631	39.06	$7,496,714,400	40.54
36.00 - 47.99	20,553	16.18	$3,081,824,290	16.67
48.00 - 59.99	8,420	6.63	$1,225,783,322	6.63
60.00 - 71.99	1,561	1.23	$203,755,433	1.10
72.00 - 83.99	514	0.40	$58,864,666	0.32
84.00 and above	171	0.13	$25,837,097	0.14
Total	127,057	100.00	$18,492,310,871	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	55,919	44.01	$2,929,502,762	15.84
100,000 - 149,999	23,620	18.59	$2,945,689,666	15.93
150,000 - 199,999	17,809	14.02	$3,087,309,588	16.70
200,000 - 249,999	11,061	8.71	$2,469,188,645	13.35
250,000 - 299,999	7,143	5.62	$1,950,681,510	10.55
300,000 - 349,999	4,143	3.26	$1,338,413,805	7.24
350,000 - 399,999	2,474	1.95	$921,409,409	4.98
400,000 - 449,999	1,497	1.18	$633,238,588	3.42
450,000 - 499,999	969	0.76	$458,778,648	2.48
500,000 - 549,999	629	0.50	$329,008,363	1.78
550,000 - 599,999	436	0.34	$250,175,313	1.35
600,000 - 649,999	292	0.23	$181,919,397	0.98
650,000 - 699,999	235	0.18	$158,148,656	0.86
700,000 - 749,999	180	0.14	$130,333,640	0.70
750,000 - 799,999	116	0.09	$89,454,914	0.48
800,000 - 849,999	70	0.06	$57,552,873	0.31
850,000 - 899,999	55	0.04	$48,057,285	0.26
900,000 - 949,999	65	0.05	$60,306,455	0.33
950,000 - 999,999	63	0.05	$61,293,879	0.33
1,000,000 and above	281	0.22	$391,847,474	2.12
Total	127,057	100.00	$18,492,310,871	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	13,343	10.50	$1,890,652,851	10.22
Detached	97,422	76.68	$14,217,615,637	76.88
Duplex	2,635	2.07	$375,823,503	2.03
Fourplex	636	0.50	$116,160,149	0.63
Other	300	0.24	$38,775,852	0.21
Row (Townhouse)	6,413	5.05	$941,159,990	5.09
Semi-detached	5,589	4.40	$795,662,144	4.30
Triplex	719	0.57	$116,460,745	0.63
Total	127,057	100.00	$18,492,310,871	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	4,862	4.37	$151,313,816	0.82
20.01 - 25.00	1,706	1.53	$104,351,041	0.56
25.01 - 30.00	1,852	1.66	$145,305,460	0.79
30.01 - 35.00	2,227	2.00	$203,166,168	1.10
35.01 - 40.00	2,773	2.49	$291,828,273	1.58
40.01 - 45.00	2,960	2.66	$348,031,671	1.88
45.01 - 50.00	4,351	3.91	$566,268,878	3.06
50.01 - 55.00	4,605	4.14	$674,139,635	3.65
55.01 - 60.00	6,003	5.40	$978,430,127	5.29
60.01 - 65.00	8,669	7.79	$1,631,633,503	8.82
65.01 - 70.00	6,876	6.18	$1,369,155,412	7.40
70.01 - 75.00	20,209	18.17	$3,004,480,163	16.25
75.01 - 80.00	44,028	39.58	$9,006,025,265	48.70
> 80.00 or Not Available*	124	0.11	$18,181,459	0.10
Total	111,245	100.00	$18,492,310,871	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	8,964	8.06	$358,227,459	1.94
20.01 - 25.00	3,642	3.27	$275,469,912	1.49
25.01 - 30.00	4,173	3.75	$376,740,383	2.04
30.01 - 35.00	4,686	4.21	$501,921,740	2.71
35.01 - 40.00	5,477	4.92	$661,829,737	3.58
40.01 - 45.00	5,940	5.34	$794,830,259	4.30
45.01 - 50.00	7,127	6.41	$1,049,309,832	5.67
50.01 - 55.00	7,893	7.10	$1,278,113,780	6.91
55.01 - 60.00	9,451	8.50	$1,704,515,627	9.22
60.01 - 65.00	10,251	9.21	$2,008,785,192	10.86
65.01 - 70.00	10,259	9.22	$2,119,393,442	11.46
70.01 - 75.00	14,093	12.67	$2,946,462,892	15.93
75.01 - 80.00	19,111	17.18	$4,384,071,495	23.71
> 80.00 or Not Available*	178	0.16	$32,639,120	0.18
Total	111,245	100.00	$18,492,310,871	100.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$41,282,497	$0	$0	$0	$41,282,497
	20.01 - 25.00	$30,883,624	$0	$0	$0	$30,883,624
	25.01 - 30.00	$42,236,313	$0	$0	$0	$42,236,313
	30.01 - 35.00	$63,593,821	$0	$0	$0	$63,593,821
	35.01 - 40.00	$91,174,685	$0	$0	$0	$91,174,685
	40.01 - 45.00	$104,171,881	$0	$0	$0	$104,171,881
	45.01 - 50.00	$134,440,986	$266,368	$0	$0	$134,707,354
	50.01 - 55.00	$177,251,562	$0	$210,025	$206,683	$177,668,269
	55.01 - 60.00	$228,101,651	$1,381,649	$0	$0	$229,483,301
	60.01 - 65.00	$268,074,794	$392,718	$0	$199,582	$268,667,094
	65.01 - 70.00	$303,721,144	$93,962	$0	$447,069	$304,262,175
	70.01 - 75.00	$446,593,996	$2,515,813	$51,886	$0	$449,161,695
	75.01 - 80.00	$655,770,422	$384,893	$0	$0	$656,155,315
	> 80.00 or Not Available*	$4,299,992	$0	$0	$0	$4,299,992
Total Alberta		$2,591,597,368	$5,035,404	$261,911	$853,333	$2,597,748,016

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$96,998,208	$0	$0	$33,074	$97,031,282
	20.01 - 25.00	$80,620,143	$0	$0	$0	$80,620,143
	25.01 - 30.00	$108,362,091	$0	$0	$0	$108,362,091
	30.01 - 35.00	$135,370,033	$0	$0	$123,044	$135,493,077
	35.01 - 40.00	$174,819,113	$0	$0	$0	$174,819,113
	40.01 - 45.00	$211,211,747	$0	$0	$31,284	$211,243,032
	45.01 - 50.00	$280,430,612	$287,559	$0	$0	$280,718,171
	50.01 - 55.00	$348,246,741	$288,058	$0	$0	$348,534,799
	55.01 - 60.00	$468,826,707	$405,915	$0	$0	$469,232,622
	60.01 - 65.00	$548,693,696	$650,126	$157,704	$486,024	$549,987,549
	65.01 - 70.00	$523,055,431	$0	$0	$298,188	$523,353,620
	70.01 - 75.00	$717,974,175	$1,306,214	$399,013	$149,144	$719,828,545
	75.01 - 80.00	$1,006,431,178	$1,444,736	$0	$0	$1,007,875,913
	> 80.00 or Not Available*	$9,303,253	$0	$0	$0	$9,303,253
Total British Columbia		$4,710,343,127	$4,382,608	$556,717	$1,120,759	$4,716,403,211

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$6,506,343	$0	$0	$0	$6,506,343
	20.01 - 25.00	$4,447,043	$0	$0	$0	$4,447,043
	25.01 - 30.00	$8,029,086	$0	$0	$0	$8,029,086
	30.01 - 35.00	$9,068,204	$0	$0	$0	$9,068,204
	35.01 - 40.00	$14,745,832	$0	$0	$0	$14,745,832
	40.01 - 45.00	$15,404,623	$0	$0	$0	$15,404,623
	45.01 - 50.00	$21,288,056	$0	$0	$0	$21,288,056
	50.01 - 55.00	$24,373,488	$0	$0	$142,132	$24,515,620
	55.01 - 60.00	$35,226,214	$0	$0	$0	$35,226,214
	60.01 - 65.00	$42,581,295	$0	$0	$0	$42,581,295
	65.01 - 70.00	$50,649,173	$87,245	$0	$0	$50,736,418
	70.01 - 75.00	$76,439,408	$0	$0	$0	$76,439,408
	75.01 - 80.00	$143,671,004	$532,952	$0	$0	$144,203,956
	> 80.00 or Not Available*	$1,814,019	$0	$0	$0	$1,814,019
Total Manitoba		$454,243,786	$620,197	$0	$142,132	$455,006,115

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$2,129,727	$0	$0	$0	$2,129,727
	20.01 - 25.00	$1,957,742	$0	$0	$0	$1,957,742
	25.01 - 30.00	$2,512,456	$0	$0	$0	$2,512,456
	30.01 - 35.00	$2,644,658	$0	$0	$0	$2,644,658
	35.01 - 40.00	$4,125,514	$0	$0	$0	$4,125,514
	40.01 - 45.00	$5,559,335	$0	$0	$0	$5,559,335
	45.01 - 50.00	$7,200,778	$0	$0	$0	$7,200,778
	50.01 - 55.00	$8,596,385	$0	$0	$0	$8,596,385
	55.01 - 60.00	$9,767,881	$0	$49,786	$0	$9,817,667
	60.01 - 65.00	$15,379,453	$0	$0	$0	$15,379,453
	65.01 - 70.00	$17,307,014	$69,301	$0	$0	$17,376,315
	70.01 - 75.00	$26,614,658	$12,068	$0	$0	$26,626,726
	75.01 - 80.00	$44,718,011	$0	$78,132	$0	$44,796,143
	> 80.00 or Not Available*	$132,137	$0	$0	$0	$132,137
Total New Brunswick		$148,645,748	$81,370	$127,918	$0	$148,855,036

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$2,286,164	$17,604	$0	$0	$2,303,768
	20.01 - 25.00	$1,980,755	$0	$0	$0	$1,980,755
	25.01 - 30.00	$2,554,433	$0	$0	$0	$2,554,433
	30.01 - 35.00	$2,816,759	$0	$0	$0	$2,816,759
	35.01 - 40.00	$3,395,757	$0	$0	$0	$3,395,757
	40.01 - 45.00	$3,154,580	$0	$0	$0	$3,154,580
	45.01 - 50.00	$6,024,515	$65,391	$0	$0	$6,089,906
	50.01 - 55.00	$7,445,007	$0	$0	$0	$7,445,007
	55.01 - 60.00	$8,902,597	$84,532	$0	$0	$8,987,129
	60.01 - 65.00	$11,451,318	$0	$0	$0	$11,451,318
	65.01 - 70.00	$13,681,959	$0	$0	$0	$13,681,959
	70.01 - 75.00	$21,972,563	$159,508	$0	$0	$22,132,070
	75.01 - 80.00	$36,661,063	$0	$0	$0	$36,661,063
	> 80.00 or Not Available*	$446,607	$0	$0	$0	$446,607
Total Newfoundland		$122,774,077	$327,034	$0	$0	$123,101,111

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$275,844	$0	$0	$0	$275,844
Territories	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$33,010	$0	$0	$0	$33,010
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$402,182	$0	$0	$0	$402,182
	40.01 - 45.00	$249,292	$0	$0	$0	$249,292
	45.01 - 50.00	$824,511	$0	$0	$0	$824,511
	50.01 - 55.00	$1,730,359	$0	$0	$0	$1,730,359
	55.01 - 60.00	$1,579,871	$0	$0	$0	$1,579,871
	60.01 - 65.00	$1,036,513	$0	$0	$0	$1,036,513
	65.01 - 70.00	$1,019,295	$0	$0	$0	$1,019,295
	70.01 - 75.00	$2,819,456	$0	$0	$0	$2,819,456
	75.01 - 80.00	$3,154,215	$0	$0	$0	$3,154,215
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$13,124,549	$0	$0	$0	$13,124,549

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$6,088,461	$0	$0	$0	$6,088,461
	20.01 - 25.00	$4,093,890	$0	$0	$0	$4,093,890
	25.01 - 30.00	$6,937,134	$0	$0	$25,505	$6,962,639
	30.01 - 35.00	$7,146,776	$0	$0	$0	$7,146,776
	35.01 - 40.00	$11,974,127	$0	$0	$0	$11,974,127
	40.01 - 45.00	$12,432,958	$0	$0	$0	$12,432,958
	45.01 - 50.00	$20,193,317	$0	$0	$0	$20,193,317
	50.01 - 55.00	$24,317,908	$0	$0	$93,958	$24,411,865
	55.01 - 60.00	$29,137,536	$0	$0	$0	$29,137,536
	60.01 - 65.00	$32,333,695	$0	$0	$0	$32,333,695
	65.01 - 70.00	$35,271,624	$0	$0	$0	$35,271,624
	70.01 - 75.00	$54,154,879	$0	$0	$0	$54,154,879
	75.01 - 80.00	$91,814,806	$75,880	$0	$73,036	$91,963,721
	> 80.00 or Not Available*	$134,731	$0	$0	$0	$134,731
Total Nova Scotia		$336,031,842	$75,880	$0	$192,498	$336,300,220

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$164,011	$0	$0	$0	$164,011
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$100,334	$0	$0	$0	$100,334
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$264,345	$0	$0	$0	$264,345

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$145,784,619	$47,011	$0	$0	$145,831,630
	20.01 - 25.00	$112,121,458	$0	$64,159	$37,567	$112,223,184
	25.01 - 30.00	$157,762,751	$0	$24,858	$0	$157,787,608
	30.01 - 35.00	$209,852,135	$41,144	$30,154	$0	$209,923,433
	35.01 - 40.00	$265,046,615	$0	$0	$0	$265,046,615
	40.01 - 45.00	$330,388,783	$380,441	$0	$0	$330,769,224
	45.01 - 50.00	$426,436,488	$316,063	$81,179	$0	$426,833,730
	50.01 - 55.00	$502,054,921	$352,007	$81,873	$0	$502,488,800
	55.01 - 60.00	$689,746,380	$277,656	$286,383	$424,775	$690,735,194
	60.01 - 65.00	$807,428,244	$222,839	$0	$79,579	$807,730,663
	65.01 - 70.00	$880,012,725	$230,426	$430,550	$499,262	$881,172,962
	70.01 - 75.00	$1,187,468,753	$545,769	$49,689	$137,687	$1,188,201,897
	75.01 - 80.00	$1,740,215,608	$2,011,462	$385,631	$1,178,990	$1,743,791,692
	> 80.00 or Not Available*	$13,612,486	$113,726	$0	$21,857	$13,748,069
Total Ontario		$7,467,931,965	$4,538,544	$1,434,476	$2,379,717	$7,476,284,702

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$413,526	$0	$0	$0	$413,526
Island	20.01 - 25.00	$159,095	$0	$0	$0	$159,095
	25.01 - 30.00	$787,345	$0	$0	$0	$787,345
	30.01 - 35.00	$552,140	$0	$0	$0	$552,140
	35.01 - 40.00	$1,300,019	$0	$0	$0	$1,300,019
	40.01 - 45.00	$1,253,595	$0	$0	$0	$1,253,595
	45.01 - 50.00	$2,074,167	$0	$0	$0	$2,074,167
	50.01 - 55.00	$3,058,780	$0	$0	$0	$3,058,780
	55.01 - 60.00	$2,348,276	$0	$0	$0	$2,348,276
	60.01 - 65.00	$3,256,627	$0	$0	$0	$3,256,627
	65.01 - 70.00	$4,092,039	$0	$0	$0	$4,092,039
	70.01 - 75.00	$7,423,203	$0	$0	$0	$7,423,203
	75.01 - 80.00	$9,887,562	$0	$0	$0	$9,887,562
	> 80.00 or Not Available*	$36,832	$0	$0	$0	$36,832
Total Prince Edward Island		$36,643,206	$0	$0	$0	$36,643,206

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$50,973,219	$0	$0	$0	$50,973,219
	20.01 - 25.00	$36,159,101	$0	$0	$11,942	$36,171,043
	25.01 - 30.00	$42,504,660	$0	$0	$0	$42,504,660
	30.01 - 35.00	$62,366,513	$0	$0	$0	$62,366,513
	35.01 - 40.00	$80,468,162	$150,393	$0	$0	$80,618,555
	40.01 - 45.00	$96,106,939	$0	$0	$0	$96,106,939
	45.01 - 50.00	$129,626,400	$0	$0	$0	$129,626,400
	50.01 - 55.00	$156,149,041	$187,816	$0	$0	$156,336,857
	55.01 - 60.00	$194,630,014	$95,389	$0	$0	$194,725,403
	60.01 - 65.00	$236,844,625	$132,150	$0	$0	$236,976,775
	65.01 - 70.00	$237,938,533	$676,955	$0	$0	$238,615,488
	70.01 - 75.00	$326,163,821	$399,921	$30,496	$712,520	$327,306,757
	75.01 - 80.00	$495,377,225	$510,015	$0	$540,138	$496,427,378
	> 80.00 or Not Available*	$1,583,035	$0	$0	$0	$1,583,035
Total Quebec		$2,146,891,287	$2,152,639	$30,496	$1,264,600	$2,150,339,022

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$5,269,671	$0	$0	$0	$5,269,671
	20.01 - 25.00	$2,905,316	$0	$0	$0	$2,905,316
	25.01 - 30.00	$4,895,431	$6,867	$0	$0	$4,902,299
	30.01 - 35.00	$7,673,610	$0	$0	$0	$7,673,610
	35.01 - 40.00	$13,937,324	$0	$0	$0	$13,937,324
	40.01 - 45.00	$14,147,992	$0	$0	$0	$14,147,992
	45.01 - 50.00	$19,135,776	$0	$0	$0	$19,135,776
	50.01 - 55.00	$22,223,757	$0	$0	$0	$22,223,757
	55.01 - 60.00	$32,385,921	$0	$0	$0	$32,385,921
	60.01 - 65.00	$38,194,848	$0	$0	$0	$38,194,848
	65.01 - 70.00	$47,320,772	$72,248	$0	$0	$47,393,020
	70.01 - 75.00	$70,820,144	$158,605	$0	$0	$70,978,749
	75.01 - 80.00	$145,322,983	$0	$0	$0	$145,322,983
	> 80.00 or Not Available*	$916,147	$224,298	$0	$0	$1,140,446
Total Saskatchewan		$425,149,693	$462,018	$0	$0	$425,611,712

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$121,491	$0	$0	$0	$121,491
	20.01 - 25.00	$28,078	$0	$0	$0	$28,078
	25.01 - 30.00	$68,444	$0	$0	$0	$68,444
	30.01 - 35.00	$478,736	$0	$0	$0	$478,736
	35.01 - 40.00	$290,014	$0	$0	$0	$290,014
	40.01 - 45.00	$336,807	$0	$0	$0	$336,807
	45.01 - 50.00	$517,330	$0	$0	$0	$517,330
	50.01 - 55.00	$1,103,282	$0	$0	$0	$1,103,282
	55.01 - 60.00	$856,493	$0	$0	$0	$856,493
	60.01 - 65.00	$1,189,362	$0	$0	$0	$1,189,362
	65.01 - 70.00	$2,418,528	$0	$0	$0	$2,418,528
	70.01 - 75.00	$1,389,508	$0	$0	$0	$1,389,508
	75.01 - 80.00	$3,831,555	$0	$0	$0	$3,831,555
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$12,629,627	$0	$0	$0	$12,629,627

Grand Total		$18,466,270,621	$17,675,693	$2,411,518	$5,953,039	$18,492,310,871

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.22	0.00	0.00	0.00	0.22
	20.01 - 25.00	0.17	0.00	0.00	0.00	0.17
	25.01 - 30.00	0.23	0.00	0.00	0.00	0.23
	30.01 - 35.00	0.34	0.00	0.00	0.00	0.34
	35.01 - 40.00	0.49	0.00	0.00	0.00	0.49
	40.01 - 45.00	0.56	0.00	0.00	0.00	0.56
	45.01 - 50.00	0.73	0.00	0.00	0.00	0.73
	50.01 - 55.00	0.96	0.00	0.00	0.00	0.96
	55.01 - 60.00	1.23	0.01	0.00	0.00	1.24
	60.01 - 65.00	1.45	0.00	0.00	0.00	1.45
	65.01 - 70.00	1.64	0.00	0.00	0.00	1.65
	70.01 - 75.00	2.42	0.01	0.00	0.00	2.43
	75.01 - 80.00	3.55	0.00	0.00	0.00	3.55
	> 80.00 or Not Available*	0.02	0.00	0.00	0.00	0.02
Total Alberta		14.01	0.03	0.00	0.00	14.05

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.52	0.00	0.00	0.00	0.52
	20.01 - 25.00	0.44	0.00	0.00	0.00	0.44
	25.01 - 30.00	0.59	0.00	0.00	0.00	0.59
	30.01 - 35.00	0.73	0.00	0.00	0.00	0.73
	35.01 - 40.00	0.95	0.00	0.00	0.00	0.95
	40.01 - 45.00	1.14	0.00	0.00	0.00	1.14
	45.01 - 50.00	1.52	0.00	0.00	0.00	1.52
	50.01 - 55.00	1.88	0.00	0.00	0.00	1.88
	55.01 - 60.00	2.54	0.00	0.00	0.00	2.54
	60.01 - 65.00	2.97	0.00	0.00	0.00	2.97
	65.01 - 70.00	2.83	0.00	0.00	0.00	2.83
	70.01 - 75.00	3.88	0.01	0.00	0.00	3.89
	75.01 - 80.00	5.44	0.01	0.00	0.00	5.45
	> 80.00 or Not Available*	0.05	0.00	0.00	0.00	0.05
Total British Columbia		25.47	0.02	0.00	0.01	25.50

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.27	0.00	0.00	0.00	0.27
	70.01 - 75.00	0.41	0.00	0.00	0.00	0.41
	75.01 - 80.00	0.78	0.00	0.00	0.00	0.78
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Manitoba		2.46	0.00	0.00	0.00	2.46

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.09	0.00	0.00	0.00	0.09
	70.01 - 75.00	0.14	0.00	0.00	0.00	0.14
	75.01 - 80.00	0.24	0.00	0.00	0.00	0.24
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.80	0.00	0.00	0.00	0.80

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.06	0.00	0.00	0.00	0.06
	65.01 - 70.00	0.07	0.00	0.00	0.00	0.07
	70.01 - 75.00	0.12	0.00	0.00	0.00	0.12
	75.01 - 80.00	0.20	0.00	0.00	0.00	0.20
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.66	0.00	0.00	0.00	0.67

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.07	0.00	0.00	0.00	0.07

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.17	0.00	0.00	0.00	0.17
	65.01 - 70.00	0.19	0.00	0.00	0.00	0.19
	70.01 - 75.00	0.29	0.00	0.00	0.00	0.29
	75.01 - 80.00	0.50	0.00	0.00	0.00	0.50
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.82	0.00	0.00	0.00	1.82

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.79	0.00	0.00	0.00	0.79
	20.01 - 25.00	0.61	0.00	0.00	0.00	0.61
	25.01 - 30.00	0.85	0.00	0.00	0.00	0.85
	30.01 - 35.00	1.13	0.00	0.00	0.00	1.14
	35.01 - 40.00	1.43	0.00	0.00	0.00	1.43
	40.01 - 45.00	1.79	0.00	0.00	0.00	1.79
	45.01 - 50.00	2.31	0.00	0.00	0.00	2.31
	50.01 - 55.00	2.71	0.00	0.00	0.00	2.72
	55.01 - 60.00	3.73	0.00	0.00	0.00	3.74
	60.01 - 65.00	4.37	0.00	0.00	0.00	4.37
	65.01 - 70.00	4.76	0.00	0.00	0.00	4.77
	70.01 - 75.00	6.42	0.00	0.00	0.00	6.43
	75.01 - 80.00	9.41	0.01	0.00	0.01	9.43
	> 80.00 or Not Available*	0.07	0.00	0.00	0.00	0.07
Total Ontario		40.38	0.02	0.01	0.01	40.43

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.05
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.28	0.00	0.00	0.00	0.28
	20.01 - 25.00	0.20	0.00	0.00	0.00	0.20
	25.01 - 30.00	0.23	0.00	0.00	0.00	0.23
	30.01 - 35.00	0.34	0.00	0.00	0.00	0.34
	35.01 - 40.00	0.44	0.00	0.00	0.00	0.44
	40.01 - 45.00	0.52	0.00	0.00	0.00	0.52
	45.01 - 50.00	0.70	0.00	0.00	0.00	0.70
	50.01 - 55.00	0.84	0.00	0.00	0.00	0.85
	55.01 - 60.00	1.05	0.00	0.00	0.00	1.05
	60.01 - 65.00	1.28	0.00	0.00	0.00	1.28
	65.01 - 70.00	1.29	0.00	0.00	0.00	1.29
	70.01 - 75.00	1.76	0.00	0.00	0.00	1.77
	75.01 - 80.00	2.68	0.00	0.00	0.00	2.68
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.61	0.01	0.00	0.01	11.63

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.10	0.00	0.00	0.00	0.10
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.21	0.00	0.00	0.00	0.21
	65.01 - 70.00	0.26	0.00	0.00	0.00	0.26
	70.01 - 75.00	0.38	0.00	0.00	0.00	0.38
	75.01 - 80.00	0.79	0.00	0.00	0.00	0.79
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.01
Total Saskatchewan		2.30	0.00	0.00	0.00	2.30

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.07	0.00	0.00	0.00	0.07

Grand Total		99.86	0.10	0.01	0.03	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$0	0.00
	499 and below	$339,140	0.00
	500 - 539	$37,773	0.00
	540 - 559	$12,625	0.00
	560 - 579	$109,450	0.00
	580 - 599	$369,049	0.00
	600 - 619	$446,344	0.00
	620 - 639	$1,279,549	0.01
	640 - 659	$1,778,513	0.01
	660 - 679	$4,227,529	0.02
	680 - 699	$4,684,300	0.03
	700 - 719	$6,375,087	0.03
	720 - 739	$13,333,188	0.07
	740 - 759	$14,176,419	0.08
	760 - 779	$18,637,492	0.10
	780 - 799	$24,089,119	0.13
	800 and above	$268,331,883	1.45
Total		$358,227,459	1.94

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$0	0.00
	499 and below	$194,159	0.00
	500 - 539	$0	0.00
	540 - 559	$0	0.00
	560 - 579	$201,507	0.00
	580 - 599	$248,882	0.00
	600 - 619	$716,357	0.00
	620 - 639	$1,218,432	0.01
	640 - 659	$2,132,361	0.01
	660 - 679	$4,991,286	0.03
	680 - 699	$3,974,652	0.02
	700 - 719	$7,665,677	0.04
	720 - 739	$9,926,687	0.05
	740 - 759	$11,858,567	0.06
	760 - 779	$13,164,044	0.07
	780 - 799	$18,939,066	0.10
	800 and above	$200,238,235	1.08
Total		$275,469,912	1.49

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$0	0.00
	499 and below	$185,197	0.00
	500 - 539	$36,728	0.00
	540 - 559	$0	0.00
	560 - 579	$194,125	0.00
	580 - 599	$246,269	0.00
	600 - 619	$580,134	0.00
	620 - 639	$1,543,757	0.01
	640 - 659	$2,406,777	0.01
	660 - 679	$4,919,394	0.03
	680 - 699	$5,295,475	0.03
	700 - 719	$11,634,670	0.06
	720 - 739	$13,968,069	0.08
	740 - 759	$12,218,731	0.07
	760 - 779	$24,613,715	0.13
	780 - 799	$27,271,268	0.15
	800 and above	$271,626,074	1.47
Total		$376,740,383	2.04

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$0	0.00
	499 and below	$123,044	0.00
	500 - 539	$0	0.00
	540 - 559	$103,402	0.00
	560 - 579	$25,360	0.00
	580 - 599	$165,222	0.00
	600 - 619	$1,145,588	0.01
	620 - 639	$2,117,158	0.01
	640 - 659	$3,835,130	0.02
	660 - 679	$6,674,372	0.04
	680 - 699	$9,372,845	0.05
	700 - 719	$15,018,372	0.08
	720 - 739	$19,417,150	0.11
	740 - 759	$21,159,331	0.11
	760 - 779	$27,646,922	0.15
	780 - 799	$39,105,306	0.21
	800 and above	$356,012,539	1.93
Total		$501,921,740	2.71

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$0	0.00
	499 and below	$983,916	0.01
	500 - 539	$0	0.00
	540 - 559	$109,884	0.00
	560 - 579	$122,896	0.00
	580 - 599	$130,816	0.00
	600 - 619	$1,398,305	0.01
	620 - 639	$3,285,951	0.02
	640 - 659	$8,822,397	0.05
	660 - 679	$10,030,588	0.05
	680 - 699	$18,684,954	0.10
	700 - 719	$23,897,838	0.13
	720 - 739	$27,489,427	0.15
	740 - 759	$33,953,288	0.18
	760 - 779	$43,682,961	0.24
	780 - 799	$52,011,801	0.28
	800 and above	$437,224,717	2.36
Total		$661,829,737	3.58

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$0	0.00
	499 and below	$1,088,118	0.01
	500 - 539	$174,635	0.00
	540 - 559	$471,727	0.00
	560 - 579	$273,762	0.00
	580 - 599	$1,435,651	0.01
	600 - 619	$1,492,956	0.01
	620 - 639	$3,886,785	0.02
	640 - 659	$8,668,988	0.05
	660 - 679	$15,976,313	0.09
	680 - 699	$17,602,390	0.10
	700 - 719	$24,387,721	0.13
	720 - 739	$34,528,915	0.19
	740 - 759	$39,623,359	0.21
	760 - 779	$48,613,329	0.26
	780 - 799	$58,783,476	0.32
	800 and above	$537,822,134	2.91
Total		$794,830,259	4.30

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$147,609	0.00
	499 and below	$666,654	0.00
	500 - 539	$509,428	0.00
	540 - 559	$94,482	0.00
	560 - 579	$575,234	0.00
	580 - 599	$1,396,357	0.01
	600 - 619	$2,432,064	0.01
	620 - 639	$7,748,639	0.04
	640 - 659	$12,436,110	0.07
	660 - 679	$21,228,725	0.11
	680 - 699	$26,173,864	0.14
	700 - 719	$45,303,171	0.24
	720 - 739	$43,879,967	0.24
	740 - 759	$59,406,334	0.32
	760 - 779	$72,720,427	0.39
	780 - 799	$91,832,488	0.50
	800 and above	$662,758,279	3.58
Total		$1,049,309,832	5.67

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$0	0.00
	499 and below	$668,884	0.00
	500 - 539	$216,156	0.00
	540 - 559	$646,879	0.00
	560 - 579	$982,942	0.01
	580 - 599	$2,941,471	0.02
	600 - 619	$4,250,650	0.02
	620 - 639	$10,508,850	0.06
	640 - 659	$16,031,343	0.09
	660 - 679	$27,804,065	0.15
	680 - 699	$40,087,240	0.22
	700 - 719	$53,603,145	0.29
	720 - 739	$62,683,848	0.34
	740 - 759	$76,492,796	0.41
	760 - 779	$87,522,384	0.47
	780 - 799	$113,279,283	0.61
	800 and above	$780,393,844	4.22
Total		$1,278,113,780	6.91

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$74,241	0.00
	499 and below	$2,381,150	0.01
	500 - 539	$1,668,970	0.01
	540 - 559	$484,827	0.00
	560 - 579	$2,964,756	0.02
	580 - 599	$2,947,366	0.02
	600 - 619	$4,916,266	0.03
	620 - 639	$16,881,270	0.09
	640 - 659	$27,189,411	0.15
	660 - 679	$40,278,543	0.22
	680 - 699	$62,547,084	0.34
	700 - 719	$88,823,711	0.48
	720 - 739	$93,640,526	0.51
	740 - 759	$108,097,999	0.58
	760 - 779	$126,938,782	0.69
	780 - 799	$151,449,771	0.82
	800 and above	$973,230,954	5.26
Total		$1,704,515,627	9.22

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$0	0.00
	499 and below	$794,137	0.00
	500 - 539	$331,041	0.00
	540 - 559	$1,747,717	0.01
	560 - 579	$2,070,603	0.01
	580 - 599	$4,019,890	0.02
	600 - 619	$8,374,038	0.05
	620 - 639	$22,111,119	0.12
	640 - 659	$38,343,042	0.21
	660 - 679	$53,014,669	0.29
	680 - 699	$92,819,860	0.50
	700 - 719	$119,369,062	0.65
	720 - 739	$116,524,156	0.63
	740 - 759	$157,625,448	0.85
	760 - 779	$158,006,892	0.85
	780 - 799	$183,178,899	0.99
	800 and above	$1,050,454,621	5.68
Total		$2,008,785,192	10.86

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$122,827	0.00
	499 and below	$510,755	0.00
	500 - 539	$660,505	0.00
	540 - 559	$829,595	0.00
	560 - 579	$2,983,984	0.02
	580 - 599	$4,859,297	0.03
	600 - 619	$15,676,959	0.08
	620 - 639	$31,455,319	0.17
	640 - 659	$44,825,254	0.24
	660 - 679	$66,378,791	0.36
	680 - 699	$91,297,703	0.49
	700 - 719	$114,347,118	0.62
	720 - 739	$136,037,273	0.74
	740 - 759	$154,412,339	0.84
	760 - 779	$177,441,025	0.96
	780 - 799	$195,943,888	1.06
	800 and above	$1,081,610,811	5.85
Total		$2,119,393,442	11.46

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$1,514,056	0.01
	500 - 539	$291,050	0.00
	540 - 559	$1,565,614	0.01
	560 - 579	$4,846,610	0.03
	580 - 599	$6,738,318	0.04
	600 - 619	$13,508,331	0.07
	620 - 639	$39,954,425	0.22
	640 - 659	$84,227,668	0.46
	660 - 679	$119,728,922	0.65
	680 - 699	$147,116,504	0.80
	700 - 719	$201,825,792	1.09
	720 - 739	$206,929,161	1.12
	740 - 759	$247,834,642	1.34
	760 - 779	$254,515,346	1.38
	780 - 799	$281,635,462	1.52
	800 and above	$1,334,230,991	7.22
Total		$2,946,462,892	15.93

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$415,110	0.00
	499 and below	$2,142,721	0.01
	500 - 539	$3,220,461	0.02
	540 - 559	$4,237,772	0.02
	560 - 579	$9,034,905	0.05
	580 - 599	$22,948,797	0.12
	600 - 619	$38,548,528	0.21
	620 - 639	$105,258,259	0.57
	640 - 659	$192,158,899	1.04
	660 - 679	$279,475,985	1.51
	680 - 699	$352,565,189	1.91
	700 - 719	$433,284,333	2.34
	720 - 739	$453,546,984	2.45
	740 - 759	$408,947,591	2.21
	760 - 779	$395,526,113	2.14
	780 - 799	$381,245,629	2.06
	800 and above	$1,301,514,217	7.04
Total		$4,384,071,495	23.71

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	7/31/2013

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$0	0.00
	500 - 539	$0	0.00
	540 - 559	$172,489	0.00
	560 - 579	$0	0.00
	580 - 599	$960,948	0.01
	600 - 619	$233,605	0.00
	620 - 639	$979,364	0.01
	640 - 659	$2,225,195	0.01
	660 - 679	$3,102,094	0.02
	680 - 699	$2,542,653	0.01
	700 - 719	$5,655,754	0.03
	720 - 739	$2,992,333	0.02
	740 - 759	$2,890,832	0.02
	760 - 779	$1,210,451	0.01
	780 - 799	$3,039,010	0.02
	800 and above	$6,634,392	0.04
Total		$32,639,120	0.18

Grand Total		$18,492,310,871	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - July 31, 2013	Page 20 of 20